FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2014
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of change in fair value of derivative financial instruments

Gain/(Loss) ($ thousands)	December 31, 2014	December 31, 2013	December 31, 2012	Consolidated Statements of Income/(Loss) Presentation

Interest Rate Swaps	$–	$478	$1,125	Interest expense
Cross Currency Interest Rate Swap:
Interest	(580)	(1,306)	(2,963)	Interest expense
Foreign Exchange	16,128	19,920	15,118	Foreign exchange
Foreign Exchange Derivatives	6,149	8,110	947	Foreign exchange
Electricity Swaps	(1,275)	758	(3,108)	Operating expense
Equity Swaps	(9,282)	5,450	412	General and administrative expense
Commodity Derivative Instruments:
Oil	182,019	(65,504)	70,283	Commodity derivative
Gas	48,879	(2,994)	3,349	instruments

Total Gain/(Loss)	$242,038	$(35,088)	$85,163

Summary of the income statement effects of Enerplus' commodity derivative instruments

($ thousands)	2014	2013	2012

Change in fair value gain/(loss)	$230,898	$(68,498)	$73,632
Net realized cash gain/(loss)	3,475	26,628	18,363

Commodity derivative instruments gain/(loss)	$234,373	$(41,870)	$91,995

Summary of the fair value of derivative financial instruments

	December 31, 2014				December 31, 2013
	Assets		Liabilities		Assets		Liabilities
($ thousands)	Current	Long-term	Current	Long-term	Current	Long-term	Current

Cross Currency Interest Rate Swap:	$–	$–	$–	$–	$–	$–	$15,548
Foreign Exchange Derivatives	1,616	28,665	8,434	–	564	15,135	–
Electricity Swaps	–	–	1,368	–	–	–	95
Equity Swaps	–	–	1,024	2,396	1,723	4,139	–
Commodity Derivative Instruments:
Oil	167,187	–	–	–	4,138	–	18,970
Gas	46,903	2,332	–	–	2,773	–	2,418

Total	$215,706	$30,997	$10,826	$2,396	$9,198	$19,274	$37,031

Schedule of Foreign Exchange collars

Instrument Type(1)	Monthly Notional Amount (US$ millions)	Floor	Ceiling	Conditional Ceiling(2)

Jan 1, 2015 – Dec 31, 2015	24.0	1.1088	1.1845	1.1263

(1)	Transactions with a common term have been aggregated and presented at average USD/CDN foreign exchange rates.
(2)	If the USD/CDN average monthly rate settles above the ceiling rate the settlement amount is determined based on the conditional ceiling.

Commodity Derivative Instruments | Crude Oil Instruments:
Risk Management
Summary of management positions

Instrument Type	bbls/day	US$/bbl(1)

Jan 1, 2015 – Feb 28, 2015
WTI Swap	15,500	93.58
WCS Differential Swap	4,000	(18.24)
WTI Purchased Call	4,000	93.00
WTI Sold Put	4,000	62.23
Mar 1, 2015 – Apr 30, 2015
WTI Swap	17,500	88.85
WCS Differential Swap	4,000	(18.24)
WTI Purchased Call	4,000	93.00
WTI Sold Put	4,000	62.23
May 1, 2015 – Jun 30, 2015
WTI Swap	15,500	93.58
WCS Differential Swap	4,000	(18.24)
WTI Purchased Call	4,000	93.00
WTI Sold Put	4,000	62.23
Jul 1, 2015 – Dec 31, 2015
WTI Swap	8,000	93.86
WCS Differential Swap	3,000	(17.85)
WTI Purchased Call	4,000	93.00
WTI Sold Put	4,000	62.23

(1)	Transactions with a common term have been aggregated and presented as the weighted average price/bbl.

Commodity Derivative Instruments | Natural gas financial contracts
Risk Management
Summary of management positions

Instrument Type	MMcf/day	CDN$/Mcf

Jan 1, 2015 – Mar 31, 2015
NYMEX Swap	80.0	4.25
NYMEX Collar – Purchased Put	30.0	4.53
NYMEX Collar – Sold Call	30.0	5.53
NYMEX Purchased Call	5.0	4.29
NYMEX Sold Put	5.0	3.25
NYMEX Sold Call	5.0	5.00
Apr 1, 2015 – Jun 30, 2015
NYMEX Swap	90.0	4.21
NYMEX Purchased Call	5.0	4.29
NYMEX Sold Put	5.0	3.25
NYMEX Sold Call	5.0	5.00
Jul 1, 2015 – Sep 30, 2015
NYMEX Swap	115.0	3.98
NYMEX Purchased Call	5.0	4.29
NYMEX Sold Put	5.0	3.25
NYMEX Sold Call	5.0	5.00
Oct 1, 2015 – Dec 31, 2015
NYMEX Swap	95.0	4.04
NYMEX Purchased Call	5.0	4.29
NYMEX Sold Put	5.0	3.25
NYMEX Sold Call	5.0	5.00
Jan 1, 2016 – Dec 31, 2016
NYMEX Swap	10.0	4.03

Commodity Derivative Instruments | Electricity
Risk Management
Summary of management positions

Instrument Type	MWh	CDN$/MWh

Jan 1, 2015 – Dec 31, 2015
AESO Power Swap(1)	16.0	50.79
Jan 1, 2016 – Dec 31, 2016
AESO Power Swap(1)	6.0	50.25

(1)	Alberta Electrical System Operator ("AESO") fixed pricing.